INCOME TAXES	12 Months Ended
Dec. 31, 2021
Income taxes [Abstract]
INCOME TAXES	INCOME TAXES
    Income tax expense is as follows:

	For the years ended December 31,
	2021	2020	2019
	(€ thousand)
Current tax expense	218,540	120,115	137,303
Deferred tax (benefit)/expense	(12,001)	(62,474)	32,145
Taxes relating to prior periods	2,556	514	7,208
Total income tax expense	209,095	58,155	176,656
    The Italian Group’s entities participate in a group Italian tax consolidation under Ferrari N.V.
Income tax expense amounted to €209,095 thousand, €58,155 thousand and €176,656 thousand for the years ended December 31, 2021, 2020 and 2019, respectively.
Income taxes for the years ended December 31, 2021, 2020 and 2019 benefited from the application of the Patent Box tax regime, which provides tax benefits for companies that generate income through the use, both direct and indirect, of intangible assets. Starting in 2020 the Group has applied the Patent Box tax regime for the period from 2020 to 2024, in line with the tax regulations applicable in Italy, and determined the income eligible for the Patent Box regime with recognition of the Patent Box tax benefit in three equal annual installments.

The Law Decree (Decree) n. 146 enacted by the Italian authorities, effective from October 22, 2021 and as amended by the 2022 Italian budget law, introduces a series of urgent economic and tax measures and will replace the current Patent Box tax regime with a 110% “super tax deduction” for certain costs related to eligible intangible assets. The Decree provides for a specific transitional procedure between the two regimes. The Decree and related amendments should not have any impact on income taxes of the Group for the years ended December 31, 2021 and management will continue to follow updates in the legislation as they become known.

In the fourth quarter of 2020, Ferrari benefited from the measures introduced in Italy by the art. 110 of the Law Decree n. 104/2020, converted in the Law n. 126/2020, enacting “Urgent measures to support and relaunch the economy”, which reopened the voluntary step up of tangible and intangible assets, with the application of a substitute tax at a rate of 3 percent. In particular, Ferrari S.p.A. benefited from the one-time partial step-up of its trademark for tax purposes, which resulted in the recognition in 2020 of deferred tax assets for €83,700 thousand and a substitute tax liability for €9,000 thousand, resulting in a net tax benefit of €74,700 thousand. There was no cash effect in 2020 from the step-up of the trademark. The deferred tax asset will be utilized over a 50-year period (following the introduction of the 2022 Italian budget law (Law 234/2021) which provides for an extension from 18 years to 50 years of the amortization period for tax purposes for any trademarks and goodwill that benefited from the step-up regime) and the substitute tax will be paid in three equal annual installments starting in 2021.
    The table below provides a reconciliation between actual income tax expense and the theoretical income tax expense, calculated on the basis of the applicable corporate tax rate in effect in Italy, which was 24.0 percent for each of the years ended December 31, 2021, 2020 and 2019.

	For the years ended December 31,
	2021	2020	2019
	(€ thousand)
Theoretical income tax expense	250,136	160,088	210,088
Tax effect on:
Permanent and other differences	(79,267)	(129,016)	(76,187)
Italian Regional Income Tax (IRAP)	32,422	22,662	27,997
Effect of changes in tax rates and tax regulations	633	800	733
Differences between foreign tax rates and the theoretical Italian tax rate and tax holidays	2,077	1,734	3,457
Taxes relating to prior years	2,556	514	7,208
Withholding tax on earnings	539	1,373	3,360
Income tax expense	209,095	58,155	176,656

Effective tax rate	20.1%	8.7%	20.2%

The increase in the effective tax rate from 8.7 percent in 2020 to 20.1 percent in 2021 was primarily attributable to the tax benefits from the measures introduced in Italy by the art. 110 of the Law Decree No. 104/2020, converted in the Law n. 126/2020, enacting “Urgent measures to support and relaunch the economy”, which allowed Ferrari a one-time partial step-up of its trademark for tax purposes resulting in a net tax benefit of €74,700 thousand in 2020 (as further described above) and to a lesser extent, the effects of deductions for eligible research and development costs. The net benefit from the step up is included within “permanent and other differences” for 2020 in the tax rate reconciliation above. The Patent Box benefit relating to 2021, 2020 and 2019 is included within “permanent and other differences” in the tax rate reconciliation above.

The Italian Regional Income Tax (“IRAP”) is only applicable to Italian entities and is calculated on a measure of income defined by the Italian Civil Code as the difference between operating revenues and costs, before financial income and expense, and in particular before the cost of fixed-term employees, credit losses and any interest included in lease payments. IRAP is calculated using financial information prepared under Italian accounting standards. IRAP is applied on the tax base at 3.9 percent for each of the years ended December 31, 2021, 2020 and 2019.

The analysis of deferred tax assets and deferred tax liabilities at December 31, 2021 and 2020, is as follows:

	At December 31,
	2021	2020
	(€ thousand)
Deferred tax assets:
To be recovered after 12 months	94,808	95,209
To be recovered within 12 months	73,949	57,012
	168,757	152,221
Deferred tax liabilities:
To be realized after 12 months	(78,496)	(96,179)
To be realized within 12 months	(17,477)	(17,295)
	(95,973)	(113,474)
Net deferred tax assets/(liabilities)	72,784	38,747

The movements in deferred income tax assets and liabilities during the year, without taking into consideration the offsetting of balances within the same tax jurisdiction, are as follows:

	At December 31, 2020	Recognized in consolidated income statement	Charged to equity	Translation differences and other changes	At December 31, 2021
	(€ thousand)
Deferred tax assets arising on:
Provisions	90,663	12,712	—	606	103,981
Deferred income	52,241	(606)	—	—	51,635
Employee benefits	2,931	—	110	—	3,041
Foreign currency exchange rate differences	516	95	—	(1)	610
Cash flow hedge reserve	—	—	8,455	—	8,455
Inventory obsolescence	61,726	7,131	—	250	69,107
Allowances for doubtful accounts	5,643	(474)	—	9	5,178
Depreciation	17,551	7	—	(3)	17,555
Trademark step-up	83,700	837	—	—	84,537
Patent box	27,902	37,791	—	—	65,693
Other	6,027	3,927	—	4,374	14,328
Total deferred tax assets	348,900	61,420	8,565	5,235	424,120
Deferred tax liabilities arising on:
Depreciation	(7,550)	1,217	—	(448)	(6,781)
Capitalization of development costs	(264,087)	(47,349)	—	(2)	(311,438)
Employee benefits	(844)	(209)	—	—	(1,053)
Foreign currency exchange rate differences	(559)	33	—	—	(526)
Cash flow hedge reserve	(9,505)	—	9,505	—	—
Tax on undistributed earnings	(15,861)	(1,543)	—	—	(17,404)
Other	(11,747)	(1,568)	—	(819)	(14,134)
Total deferred tax liabilities	(310,153)	(49,419)	9,505	(1,269)	(351,336)
Total net deferred tax assets/(liabilities)	38,747	12,001	18,070	3,966	72,784

	At December 31, 2019	Recognized in consolidated income statement	Charged to equity	Translation differences and other changes	At December 31, 2020
	(€ thousand)
Deferred tax assets arising on:
Provisions	100,298	(8,748)	—	(887)	90,663
Deferred income	53,843	(1,602)	—	—	52,241
Employee benefits	2,930	—	1	—	2,931
Foreign currency exchange rate differences	1,437	(920)	—	(1)	516
Cash flow hedge reserve	1,786	—	(1,786)	—	—
Inventory obsolescence	51,972	10,032	—	(278)	61,726
Allowances for doubtful accounts	5,407	239	—	(3)	5,643
Depreciation	17,564	(10)	—	(3)	17,551
Trademark step-up	—	83,700	—	—	83,700
Patent box	—	27,902	—	—	27,902
Other	17,695	(8,298)	—	(3,370)	6,027
Total deferred tax assets	252,932	102,295	(1,785)	(4,542)	348,900
Deferred tax liabilities arising on:
Depreciation	(8,881)	764	—	567	(7,550)
Capitalization of development costs	(224,851)	(39,238)	—	2	(264,087)
Employee benefits	(750)	(94)	—	—	(844)
Foreign currency exchange rate differences	(399)	(160)	—	—	(559)
Cash flow hedge reserve	—	—	(9,505)	—	(9,505)
Tax on undistributed earnings	(13,983)	(1,878)	—	—	(15,861)
Other	(12,593)	785	—	61	(11,747)
Total deferred tax liabilities	(261,457)	(39,821)	(9,505)	630	(310,153)
Total net deferred tax assets/(liabilities)	(8,525)	62,474	(11,290)	(3,912)	38,747
The decision to recognize deferred tax assets is made for each company in the Group by assessing whether the conditions exist for the future recoverability of such assets by taking into account the basis of the most recent forecasts from budgets and business plans.
    Deferred taxes on the undistributed earnings of subsidiaries have not been recognized, except in cases where it is probable the distribution will occur in the foreseeable future. At December 31, 2021, the aggregate amount of temporary differences related to remaining distributable earnings of the Group’s subsidiaries where deferred tax liabilities have not been recognized amounted to €186,806 thousand (€164,803 thousand at December 31, 2020).